Share capital, share premium and own shares	6 Months Ended
Jun. 30, 2019
Share capital, share premium and own shares
Share capital, share premium and own shares

C9     Share capital, share premium and own shares

	30 Jun 2019			31 Dec 2018
		Share	Share		Share	Share
	Number of	capital	premium	Number of ordinary	capital	premium
Issued shares of 5p each fully paid:	ordinary shares	£m	£m	shares	£m	£m
At 1 January	2,593,044,409	130	1,964	2,587,175,445	129	1,948
Shares issued under share-based schemes	6,751,790	—	10	5,868,964	1	16
At end of period	2,599,796,199	130	1,974	2,593,044,409	130	1,964

Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of shares, net of issue costs, and the nominal value of shares issued is credited to the share premium account.

At each period end shown below, there were options outstanding under Save As You Earn schemes to subscribe for shares as follows:

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2019	3,808,687	901	p	1,455	p	2024
31 Dec 2018	4,885,804	901	p	1,455	p	2024

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) either in relation to its employee share schemes or via transactions undertaken by authorised investment funds that the Group is deemed to control. The cost of own shares of £179 million at 30 June 2019 (31 December 2018: £170 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 30 June 2019, 9.5 million (31 December 2018: 9.6 million) Prudential plc shares with a market value of £163 million (31 December 2018: £135 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the period was 14.1 million which was in March 2019.

Within the trust, shares are notionally allocated by business unit reflecting the employees to which the awards were made. On demerger, it is intended that shares allocated to M&GPrudential will be transferred to a separate trust, established by M&GPrudential.

The Company purchased the following number of shares in respect of employee incentive plans:

	Number of shares
	purchased	Cost
	(in millions)	£m
Half year 2019	3.1	49.4
Full year 2018	2.6	44.8

The Group has consolidated a number of authorised investment funds where it is deemed to control these funds under IFRS. Some of these funds hold shares in Prudential plc. The total number of shares held by these funds at 30 June 2019 was 3.0 million (31 December 2018: 3.0 million) and the cost of acquiring these shares of £21 million (31 December 2018: £20 million) is included in the cost of own shares. The market value of these shares as at 30 June 2019 was £52 million (31 December 2018: £42 million).

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above, the Group did not purchase, sell or redeem any Prudential plc listed securities during half year 2019 or 2018.